TOUCHSTONE
                             INVESTMENTS


May 4, 2006


Securities and Exchange Commission
Public Filing Desk
101 F Street, N.E.
Washington, DC 20549

Re:  Touchstone Variable Series Trust
     File No. 33-76566

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Variable Series Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 23) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary



       303 Broadway  o Suite 1100 o Cincinnati, OH 45202-4203
PH:513.362.8000o800.638.8194 o FAX: 513.362.8320 o www.touchstoneinvestments.com

              Touchstone Securities, Inc. o Member NASD and SIPC

              A Member of Western & Southern Financial Group